INCOME TAXES - U.S. and Foreign Components of Income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S.	$ (11,825)	$ (4,979)
Foreign	(1,248)	(769)
Loss from operations	$ (13,073)	$ (5,748)